Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs
(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs during the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	Beginning balance		Impact of adopting IFRS 9	Impairment	Write- offs(*)	Collection of receivables previously written-off	Business combination and others	Ending Balance
2018	￦	239,448	12,950	38,211	(46,616)	13,455	2,709	260,157
2017		241,828	—	34,584	(52,897)	15,933	—	239,448

(*)	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation.

Summary of Loss Allowance on Accounts Receivable - Trade
(3)

The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivables — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classified the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2018 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 year ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate	￦	2.70%	58.20%	74.10%	86.36%
	Gross amount		1,135,441	48,796	125,181	31,547
	Loss allowance		30,628	28,401	92,753	27,244

Other revenue	Expected credit loss rate		1.18%	35.47%	40.03%	68.44%
	Gross amount		817,201	9,126	31,345	81,453
	Loss allowance		9,603	3,237	12,546	55,745